Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Potentially Dilutive Shares	The following potentially dilutive shares have been excluded from the calculation of diluted net loss per share as their effect would be anti-dilutive for the six months ended June 30, 2024 and 2023:
	June 30,	June 30,
	2024	2023
Stock options	26,850	28,850
Warrants	1,390,819	404,580
	1,417,669	433,430
The following potentially dilutive shares have been excluded from the calculation of diluted net loss per share as their effect would be anti-dilutive for the years ended December 31, 2023 and 2022:
	December 31,	December 31,
	2023	2022
Stock options	28,849	28,849
Warrants	404,580	404,580
	433,429	433,429